Share-Based Plans (Tables) - CIK 0001441693 Pro Farm Group, Inc	6 Months Ended
Jun. 30, 2022
Summary of stock options activity

The following table summarizes the activity of stock options from December 31, 2021 to June 30, 2022 (in thousands, except weighted average exercise price):

		WEIGHTED-
		AVERAGE
	SHARES	EXERCISE
	OUTSTANDING	PRICE
Balances at December 31, 2021	12,677	$2.35
Options granted	1,812	$0.68
Options exercised	(20)	$0.80
Options cancelled	(1,268)	$2.26
Balances at June 30, 2022	13,201	$2.14

Summary of restricted stock units activity

The following table summarizes the activity of restricted stock units from December 31, 2021 to June 30, 2022 (in thousands, except weighted average grant date fair value):

		WEIGHTED
		AVERAGE
		GRANT
	SHARES	DATE FAIR
	OUTSTANDING	VALUE
Outstanding at December 31, 2021	3,980	$1.17
Granted	1,903	0.71
Settled	(172)	1.15
Forfeited	(201)	0.63
Outstanding at June 30, 2022	5,510	$1.03

Summary of non-vested restricted stock units activity

The following table summarizes the activity of non-vested restricted stock units from December 31, 2021 to June 30, 2022 (in thousands, except weighted average grant date fair value):

		WEIGHTED
		AVERAGE
		GRANT
	SHARES	DATE FAIR
	OUTSTANDING	VALUE
Nonvested at December 31, 2021	996	$1.21
Granted	1,903	0.71
Vested	(348)	1.17
Forfeited	(201)	0.63
Nonvested at June 30, 2022	2,350	$0.86